EQUITY (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of distribution of capital

	12.31.2024		12.31.2023
Shareholders	Number	%	Number	%
Controlling Group	1,244,240,476	76.30%	1,244,240,476	75.29%
Telefónica	634,398,912	38.90%	634,398,912	38.38%
Telefónica Latinoamérica Holding, S.L.	608,905,051	37.34%	608,905,051	36.85%
Telefónica Chile	936,513	0.06%	936,513	0.06%
Other shareholders	382,442,128	23.46%	408,343,528	24.71%
Treasury Shares	3,961,092	0.24%	4,356	—%
Total shares	1,630,643,696	100.00%	1,652,588,360	100.00%
Treasury Shares	(3,961,092)		(4,356)
Total shares outstanding	1,626,682,604		1,652,584,004

Book value per outstanding share:
On 12.31.2024				R$	42.87
On 12.31.2023				R$	42.10

Schedule of treasury shares

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2022	13,381,540	—	13,381,540	(607,443)	—	(607,443)
Share buybacks	3,648,542	7,324,185	10,972,727	(86,337)	(402,421)	(488,758)
Share cancellations	(17,025,726)	(7,324,185)	(24,349,911)	693,586	402,421	1,096,007
Equity on December 31, 2023	4,356	—	4,356	(194)	—	(194)
Share buybacks	—	25,901,400	25,901,400	—	1,299,583	1,299,583
Share cancellations	—	(21,944,664)	(21,944,664)	—	(1,099,584)	(1,099,584)
Equity on December 31, 2024	4,356	3,956,736	3,961,092	(194)	199,999	199,805

Schedule of allocation of interim dividends and interest on equity
The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.
In 2024
At meetings of the Company's Board of Directors, interest on equity was declared, in accordance with article 26 of the Company's Bylaws, article 9 of Law No. 9,249/1995 and CVM Resolution No. 143/2022. As provided for in article 26 of the Company's Bylaws, such interest will be attributed to the mandatory dividend for the year ending on December 31, 2024, ad referendum of the Shareholders' AGM to be held in 2025, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
03.14.2024	03.28.2024	12.17.2024	300,000	255,000	0.15430380506
04.16.2024	04.29.2024	12.17.2024	380,000	323,000	0.19558005970
06.14.2024	06.26.2024	12.17.2024	175,000	148,750	0.09029252997
07.15.2024	07.26.2024	04.30.2025	650,000	552,500	0.33628052957
08.14.2024	08.26.2024	04.30.2025	400,000	340,000	0.20753991232
12.12.2024	12.26.2024	04.30.2025	1,200,000	1,020,000	0.62704303685
Total			3,105,000	2,639,250
In 2023
At the AGM held on April 11, 2024, the accounts were approved, and the Management Report and Financial Statements were examined, discussed and voted on, as accompanied by the Independent Auditors' Report, the Opinion of the Audit and Control Committee and the Opinion of the Fiscal Council, referring to the year ending on December 31, 2023, as well as the proposal for the allocation of the 2023 results.
During the 2023 financial year, the Company allocated intermediate dividends and interest on equity, which were allocated to the minimum mandatory dividends and proposed additional dividends, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
02.15.2023	02.28.2023	10.18.2023	106,000	90,100	0.05420598981
03.15.2023	03.31.2023	10.18.2023	290,000	246,500	0.14834705593
05.15.2023	05.31.2023	04.23.2024	320,000	272,000	0.16386448053
07.17.2023	07.31.2023	04.23.2024	405,000	344,250	0.20761977781
08.15.2023	08.31.2023	04.23.2024	265,000	225,250	0.13597484254
09.11.2023	09.22.2023	04.23.2024	200,000	170,000	0.10262252267
10.10.2023	10.23.2023	04.23.2024	150,000	127,500	0.07698872139
12.14.2023	12.26.2023	04.23.2024	850,000	722,500	0.43719411434
Total			2,586,000	2,198,100

Schedule of calculation of dividends and interest on equity

	2024	2023
Net income for the year	5,547,948	5,029,389
(-) Allocation to legal reserve	(277,397)	(251,470)
(-) Tax incentives – not distributable	(113,352)	(99,132)
Adjusted net income	5,157,199	4,678,787

IOE allocated for the year (gross)	(3,105,000)	(2,586,000)

Unallocated net profit balance	2,052,199	2,092,787

(+) Unclaimed dividends and interest on equity	126,977	139,766
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	367,299	(99,160)
(-) Share buyback and cancellation - share buyback programs	(1,099,584)	(402,421)
Income available for allocation	1,446,891	1,730,972

Proposal for allocation:
Reserve for shareholder remuneration and investments	1,446,891	1,730,972
Total	1,446,891	1,730,972

Mandatory minimum dividend – 25% of adjusted net income	1,289,300	1,169,697

Schedule of changes in equity valuation adjustment

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2022	61,382	(9,214)	15	52,183
Translation losses	(4,806)	—	—	(4,806)
Losses from derivatives	—	—	(608)	(608)
Losses on financial assets at fair value through other comprehensive income	—	(60)	—	(60)
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709
Translation gains	24,566		—	24,566
Gains from derivatives	—	—	593	593
Losses on financial assets at fair value through other comprehensive income	—	(13)	—	(13)
Balance on December 31, 2024	81,142	(9,287)	—	71,855

Schedule of consolidated information presented the amounts of interest held by controlling and non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	CloudCo Brasil	Total

Equity on December 31, 2022	81,838	20,525	21,575	123,938
Company	40,927	20,115	10,789	71,831
Non-controlling shareholders	40,911	410	10,786	52,107

Company	7,386	22,080	586	30,052
Capital contributions in investees	—	25,066	—	25,066
Movements in equity	(2,737)	—	55	(2,682)
Movements in the statements of income	10,123	(2,986)	531	7,668

Non-controlling shareholders	7,383	450	585	8,418
Capital contributions in investees	—	511	—	511
Movements in equity	(2,736)	—	55	(2,681)
Movements in the statements of income	10,119	(61)	530	10,588

Equity on December 31, 2023	96,607	43,055	22,746	162,408
Company	48,313	42,195	11,375	101,883
Non-controlling shareholders	48,294	860	11,371	60,525

Company	6,316	92,651	1,184	100,151
Capital contributions in investees	—	97,449	—	97,449
Movements in equity	(2,001)	—	15	(1,986)
Movements in result	8,317	(4,798)	1,169	4,688

Non-controlling shareholders	6,313	1,892	1,183	9,388
Capital contributions in investees	—	1,990	—	1,990
Movements in equity	(2,000)	—	14	(1,986)
Movements in result	8,313	(98)	1,169	9,384

Equity on December 31, 2024	109,236	137,598	25,113	271,947
Company	54,629	134,846	12,559	202,034
Non-controlling shareholders	54,607	2,752	12,554	69,913

Schedule of calculation of earnings per share

	2024	2023	2022
Net profit for the year attributed to shareholders holding shares	5,547,948	5,029,389	4,085,013
Weighted average number of outstanding common shares for the year (thousands)	1,643,132	1,658,604	1,670,851
Basic and diluted results per common share (R$)	3.38	3.03	2.44